CONDENSED BALANCE SHEETS - USD ($)	Mar. 31, 2022	Mar. 31, 2021
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	$ 0	$ 0
OTHER ASSETS
Cash and cash equivalents	2,370,898	10,819,585
Other assets	6,288	10,829
ASSETS	2,377,186	10,830,414
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	27
Accounts payable - affiliates	8,781,884	12,664,070
Capital contributions payable	785	785
LIABILITIES	8,782,669	12,664,882
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(7,296,726)	(1,450,880)
General partner	891,243	(383,588)
PARTNERS' CAPITAL (DEFICIT)	(6,405,483)	(1,834,468)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	2,377,186	10,830,414
Series 20
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	0
Other assets	0	0
ASSETS	0	0
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(754,767)	(754,767)
General partner	754,767	754,767
PARTNERS' CAPITAL (DEFICIT)	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	0
Series 21
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	0
Other assets	0	0
ASSETS	0	0
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(898,231)	(898,231)
General partner	898,231	898,231
PARTNERS' CAPITAL (DEFICIT)	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	0
Series 22
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	0
Other assets	0	0
ASSETS	0	0
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(2,448,362)	(2,448,362)
General partner	2,448,362	2,448,362
PARTNERS' CAPITAL (DEFICIT)	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	0
Series 23
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	0
Other assets	0	0
ASSETS	0	0
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(224,264)	(224,264)
General partner	224,264	224,264
PARTNERS' CAPITAL (DEFICIT)	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	0
Series 24
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	0
Other assets	0	0
ASSETS	0	0
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	173,404	173,404
General partner	(173,404)	(173,404)
PARTNERS' CAPITAL (DEFICIT)	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	0
Series 25
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	0
Other assets	0	0
ASSETS	0	0
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	219,815	219,815
General partner	(219,815)	(219,815)
PARTNERS' CAPITAL (DEFICIT)	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	0
Series 26
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	531,027
Other assets	0	75
ASSETS	0	531,102
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	2,199
Capital contributions payable	0	0
LIABILITIES	0	2,199
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	313,969	841,956
General partner	(313,969)	(313,053)
PARTNERS' CAPITAL (DEFICIT)	0	528,903
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	531,102
Series 27
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	0
Other assets	0	0
ASSETS	0	0
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	133,264	133,264
General partner	(133,264)	(133,264)
PARTNERS' CAPITAL (DEFICIT)	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	0
Series 28
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	0
Other assets	0	0
ASSETS	0	0
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	275,140	275,140
General partner	(275,140)	(275,140)
PARTNERS' CAPITAL (DEFICIT)	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	0
Series 29
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	108,768	164,236
Other assets	2,500	2,148
ASSETS	111,268	166,384
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	3,108,790	3,127,627
Capital contributions payable	785	785
LIABILITIES	3,109,575	3,128,412
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(2,629,677)	(2,593,761)
General partner	(368,630)	(368,267)
PARTNERS' CAPITAL (DEFICIT)	(2,998,307)	(2,962,028)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	111,268	166,384
Series 30
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	0
Other assets	0	0
ASSETS	0	0
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(883,119)	(883,119)
General partner	883,119	883,119
PARTNERS' CAPITAL (DEFICIT)	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	0
Series 31
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	0
Other assets	0	0
ASSETS	0	0
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	353,529	353,529
General partner	(353,529)	(353,529)
PARTNERS' CAPITAL (DEFICIT)	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	0
Series 32
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	2,640,414
Other assets	0	74
ASSETS	0	2,640,488
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	4,847
Capital contributions payable	0	0
LIABILITIES	0	4,847
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	380,821	3,015,649
General partner	(380,821)	(380,008)
PARTNERS' CAPITAL (DEFICIT)	0	2,635,641
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	2,640,488
Series 33
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	3,040,636
Other assets	0	74
ASSETS	0	3,040,710
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	4,992
Capital contributions payable	0	0
LIABILITIES	0	4,992
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	196,294	3,231,141
General partner	(196,294)	(195,423)
PARTNERS' CAPITAL (DEFICIT)	0	3,035,718
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	3,040,710
Series 34
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	81,705	129,067
Other assets	0	74
ASSETS	81,705	129,141
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	2,488,268	2,469,776
Capital contributions payable	0	0
LIABILITIES	2,488,268	2,469,776
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(2,082,108)	(2,016,839)
General partner	(324,455)	(323,796)
PARTNERS' CAPITAL (DEFICIT)	(2,406,563)	(2,340,635)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	81,705	129,141
Series 35
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	0
Other assets	0	0
ASSETS	0	0
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	223,088	223,088
General partner	(223,088)	(223,088)
PARTNERS' CAPITAL (DEFICIT)	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	0
Series 36
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	0
Other assets	0	0
ASSETS	0	0
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	148,221	148,221
General partner	(148,221)	(148,221)
PARTNERS' CAPITAL (DEFICIT)	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	0
Series 37
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	0
Other assets	0	0
ASSETS	0	0
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	205,359	205,359
General partner	(205,359)	(205,359)
PARTNERS' CAPITAL (DEFICIT)	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	0
Series 38
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	0
Other assets	0	0
ASSETS	0	0
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	188,889	188,889
General partner	(188,889)	(188,889)
PARTNERS' CAPITAL (DEFICIT)	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	0
Series 39
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	0
Other assets	0	0
ASSETS	0	0
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	196,043	196,043
General partner	(196,043)	(196,043)
PARTNERS' CAPITAL (DEFICIT)	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	0
Series 40
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	0
Other assets	0	0
ASSETS	0	0
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	216,900	216,900
General partner	(216,900)	(216,900)
PARTNERS' CAPITAL (DEFICIT)	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	0
Series 41
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	408,743
Other assets	0	437
ASSETS	0	409,180
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	1
Accounts payable - affiliates	0	2,690,845
Capital contributions payable	0	0
LIABILITIES	0	2,690,846
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(987,713)	(2,009,681)
General partner	987,713	(271,985)
PARTNERS' CAPITAL (DEFICIT)	0	(2,281,666)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	409,180
Series 42
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	2,318,856
Other assets	0	82
ASSETS	0	2,318,938
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	36,736
Capital contributions payable	0	0
LIABILITIES	0	36,736
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	216,680	2,500,317
General partner	(216,680)	(218,115)
PARTNERS' CAPITAL (DEFICIT)	0	2,282,202
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	2,318,938
Series 43
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	0
Other assets	0	0
ASSETS	0	0
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	306,854	306,854
General partner	(306,854)	(306,854)
PARTNERS' CAPITAL (DEFICIT)	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	0
Series 44
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	1,230,504	842,738
Other assets	0	205
ASSETS	1,230,504	842,943
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	26
Accounts payable - affiliates	28,269	399,489
Capital contributions payable	0	0
LIABILITIES	28,269	399,515
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	1,427,661	676,442
General partner	(225,426)	(233,014)
PARTNERS' CAPITAL (DEFICIT)	1,202,235	443,428
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	1,230,504	842,943
Series 45
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	287,530	294,663
Other assets	0	2,627
ASSETS	287,530	297,290
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	1,138,508	1,744,673
Capital contributions payable	0	0
LIABILITIES	1,138,508	1,744,673
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(488,806)	(1,079,247)
General partner	(362,172)	(368,136)
PARTNERS' CAPITAL (DEFICIT)	(850,978)	(1,447,383)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	287,530	297,290
Series 46
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	662,391	449,205
Other assets	3,788	5,033
ASSETS	666,179	454,238
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	2,018,049	2,182,886
Capital contributions payable	0	0
LIABILITIES	2,018,049	2,182,886
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(1,075,610)	(1,448,620)
General partner	(276,260)	(280,028)
PARTNERS' CAPITAL (DEFICIT)	(1,351,870)	(1,728,648)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	$ 666,179	$ 454,238